Operating Costs, Expenses and Other Revenue - Schedule of Other Operating Expenses (Revenues), Net (Parenthetical) (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Wrote off of financial asset			R$ 172
Sale of investments	R$ 147